SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about warrants, activity [Table Text Block]
	Number	Weighted
		average exercise price
Balance as at December 31, 2015	16,783,906	$0.19
Issued – November 16, 2015 (Replacement PC Gold warrants)	520,883	0.20
Issued – June 16, 2016 (Replacement Tamaka warrants)	28,687,017	0.76
Issued – August 5, 2016 (private placement warrants)	16,875,000	1.10
Warrants exercised	(11,926,634)	0.25
Warrants expired	(1,500)	0.40
Balance as at December 31, 2016	50,938,672	$0.80
Warrants exercised	(1,245,263)	0.19
Balance as at December 31, 2017	49,693,409	$0.81

Disclosure of detailed information about warrants outstanding [Table Text Block]
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.01 – 0.50	11,779,224	$ 0.34	1.06
$0.51 – 1.00	21,039,185	0.85	0.46
$1.01 – 1.50	16,875,000	1.10	1.59
	49,693,409	$ 0.81	0.99

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number	Weighted average
		exercise price
Balance as at December 31, 2015	13,616,504	$0.39
Issued – April 8, 2016 (Replacement Clifton options)	4,150,000	0.95
Issued – June 16, 2016	10,770,000	0.75
Issued – June 16, 2016 (Replacement Tamaka options)	7,517,779	0.44
Issued – September 6, 2016	250,000	0.91
Issued – November 17, 2016	450,000	0.73
Issued – December 5, 2016	50,000	0.91
Options exercised	(10,923,681)	0.32
Options expired	(1,439,985)	0.89
Balance as at December 31, 2016	24,440,617	$0.67
Issued – February 10, 2017	10,630,000	0.85
Issued – March 13, 2017	250,000	0.95
Issued – September 25, 2017	150,000	0.66
Issued – October 16, 2017	150,000	0.62
Options exercised	(4,162,617)	0.43
Options expired	(850,000)	1.65
Balance as at December 31, 2017	30,608,000	$0.74

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise	Number of	average	remaining	Number of	average	remaining
price	options	exercise price	life (Years)	options	exercise price	life (years)
		($ per Share)			($ per share)
$0.01 – 0.50	6,208,000	$0.36	2.41	6,208,000	$ 0.36	2.41
$0.51 – 1.00	23,125,000	0.80	3.70	23,015,000	0.80	3.70
$1.01 – 1.50	1,075,000	1.32	0.27	1,075,000	1.32	0.27
$1.51 – 2.00	-	-	-	-	-	-
$2.01 – 2.50	200,000	2.50	0.27	200,000	2.50	0.27
	30,608,00	$ 0.74	3.30	30,498,000	$0.74	3.29

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	For the year ended December 31
	2017	2016
General and administration	$3,400,612	$3,152,072
Exploration and evaluation	1,130,418	1,033,889
Investor relations and marketing	728,190	692,143
Corporate development and due diligence	237,891	276,538
Total	$5,497,111	$5,154,642

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended
	December 31, 2017	December 31,
Risk-free interest rate	1.45%	1.14%
Share price at grant date	$0.85	$0.69
Exercise price	$0.85	$0.69
Expected life	5.00 years	3.17 years
Expected volatility (1)	70.45%	75.64%
Expected dividend yield	nil	nil